Other long-term assets and other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Long Term Assets And Other Long-Term Liabilities [Abstract]
Schedule of Other Assets [Table Text Block]
The components other long-term assets are as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2017	2016
Refundable value added tax on import	$7,433	$6,099
Long-term receivables	—	6,195
Other long-term assets	930	106
Total other long-term assets	$8,363	$12,400

Other Liabilities [Table Text Block]
The advance for refundable value added tax and other long term liabilities, as of December 31, 2017 and 2016, were as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2017	2016
Long term advances for value added tax recorded in other long-term liabilities	$5,710	$11,235
Other long-term liabilities	83	—
Total other long-term liabilities	$5,793	$11,235